CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Loans, including fees	$ 51,127	$ 42,694
Securities:
Taxable	1,248	797
Tax-exempt	324	451
Cash and cash equivalents	164	122
Total interest income	52,863	44,064
Interest expense:
Deposits	13,907	9,227
Borrowings	2,620	2,180
Total interest expense	16,527	11,407
Net interest income	36,336	32,657
Provision for loan losses	901	1,577
Net interest income after provision for loan losses	35,435	31,080
Non-interest income:
Mortgage banking income	26,167	26,187
Wealth management income	3,624	3,917
SBA loan income	1,448
Earnings on investment in life insurance	290	300
Net change in the fair value of derivative instruments	111	(161)
Net change in the fair value of loans held-for-sale	(13)	7
Net change in the fair value of loans held-for-investment	391	(214)
Net gain on sale of investment securities available-for-sale	165
Service charges	110	115
Other	805	2,204
Total non-interest income	33,098	32,355
Non-interest expenses:
Salaries and employee benefits	35,157	34,794
Occupancy and equipment	3,806	3,779
Loan expenses	2,579	2,643
Professional fees	2,614	2,162
Advertising and promotion	2,475	2,355
Data processing	1,327	1,261
Information technology	1,256	1,107
Communications	675	886
Other	5,130	3,958
Total non-interest expenses	55,019	52,945
Income before income taxes	13,514	10,490
Income tax expense	3,033	2,327
Net income	$ 10,481	$ 8,163
Basic earnings per common share	$ 1.64	$ 1.28
Diluted earnings per common share	$ 1.63	$ 1.27